ALLIANCE
                             -----------------------
                                VARIABLE PRODUCTS
                             -----------------------
                                   SERIES FUND
                             -----------------------
                             SHORT-TERM MULTI-MARKET
                             -----------------------
                                    PORTFOLIO
                             -----------------------

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2000

                                   (UNAUDITED)

                            Investment Products Offered
                            ---------------------------
                            > Are Not FDIC Insured
                            > May Lose Value
                            > Are Not Bank Guaranteed
                            ---------------------------

SHORT-TERM MULTI-MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (unaudited)                Alliance Variable Products Series Fund
================================================================================

                                                        Principal
                                                          Amount
                                                           (000)    U.S. $ Value
--------------------------------------------------------------------------------
DENMARK-4.5%
GOVERNMENT
  OBLIGATION-4.5%
Kingdom of Denmark
  8.00%, 11/15/01
  (cost $155,351) (a) ................           DKK         1,000    $  131,185
                                                                      ----------
GERMANY-14.3%
GOVERNMENT
  OBLIGATION-14.3%
Federal Republic of Germany
  8.00%, 7/22/02
  (cost $422,937) (a) ................           EUR           410       413,327
                                                                      ----------
ITALY-5.0%
GOVERNMENT
  OBLIGATION-5.0%
Republic of Italy
  6.25%, 5/15/02
  (cost $160,731) (a) ................                         150       145,889
                                                                      ----------
JAPAN-5.2%
DEBT OBLIGATION-5.2%
Export-Import Bank
  7.00%, 8/02/01
  (cost $150,985) (a) ................           US$           150       150,635
                                                                      ----------
NETHERLANDS-13.2%
DEBT OBLIGATIONS-8.4%
DSL Finance NV
  5.00%, 5/07/02 (a) .................           DEM           300       145,804
Rabobank Nederland
  4.50%, 12/28/01 (a) ................                         200        96,731
                                                                      ----------
                                                                         242,535
                                                                      ----------
GOVERNMENT
  OBLIGATION-4.8%
Kingdom of Netherlands
  3.00%, 2/15/02 (a) .................           EUR           150       138,837
                                                                      ----------
Total Netherlands Securities
  (cost $420,503) ....................                                   381,372
                                                                      ----------
NEW ZEALAND-2.4%
DEBT OBLIGATION-2.4%
International Bank for
  Reconstruction &
  Development
  7.25%, 4/09/01
  (cost $80,483) (a) .................           NZ$           150        70,066
                                                                      ----------
SPAIN-4.7%
GOVERNMENT
  OBLIGATION-4.7%
Kingdom of Spain
  7.90%, 2/28/02
  (cost $139,249) (a) ................           EUR           136       135,460
                                                                      ----------
SWEDEN-3.0%
GOVERNMENT
  OBLIGATION-3.0%
Kingdom of Sweden
  13.00%, 6/15/01
  (cost $96,619) (a) .................           SEK           700        85,385
                                                                      ----------
UNITED STATES-44.8%
DEBT OBLIGATIONS-35.3%
European Investment Bank
  8.00%, 12/03/01 (a) ................           US$           150       151,683
General Electric Capital
  Corp. MTN
  5.50%, 4/15/02 (a) .................                         150       145,905
  7.375%, 5/09/01 (a) ................                         125       125,062
Inter-American
  Development Bank
  5.125%, 2/22/01 (a) ................                         150       148,200
KFW International
  Finance MTN
  6.125%, 7/08/02 (a) ................                         100        97,988
Morgan Guaranty Trust Co.
  6.375%, 3/26/01 (a) ................                         355       353,270
                                                                      ----------
                                                                       1,022,108
                                                                      ----------
TIME DEPOSIT-9.5%
State Street Euro Dollar
  6.00%, 7/03/00 .....................                         274       274,000
                                                                      ----------
Total United States Securities
  (cost $1,307,134) ..................                                 1,296,108
                                                                      ----------
TOTAL INVESTMENTS-97.1%
  (cost $2,933,992) ..................                                 2,809,427
Other assets less
  liabilities-2.9% ...................                                    83,713
                                                                      ----------
NET ASSETS-100%  .....................                                $2,893,140
                                                                      ==========

--------------------------------------------------------------------------------

(a) Securities, or portion thereof, with an aggregate market value of $2,535,427 have been segregated to collateralize forward exchange currency contracts.

      Glossary:

      MTN - Medium Term Note

      See Notes to Financial Statements.

SHORT-TERM MULTI-MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

ASSETS
  Investments in securities, at value (cost $2,933,992) .........   $ 2,809,427
  Cash ..........................................................           700
  Interest receivable ...........................................        89,008
  Receivable from Adviser .......................................         4,731
                                                                    -----------
  Total assets ..................................................     2,903,866
                                                                    -----------

LIABILITIES
  Unrealized depreciation on forward exchange currency contracts          9,326
  Accrued expenses ..............................................         1,400
                                                                    -----------
  Total liabilities .............................................        10,726
                                                                    -----------
NET ASSETS ......................................................   $ 2,893,140
                                                                    ===========

COMPOSITION OF NET ASSETS
  Capital stock, at par .........................................   $       313
  Additional paid-in capital ....................................     4,218,909
  Undistributed net investment income ...........................        46,872
  Accumulated net realized loss on investments and foreign
    currency transactions........................................    (1,238,995)
  Net unrealized depreciation of investments and foreign
    currency denominated assets and liabilities .. ...............     (133,959)
                                                                    -----------
                                                                    $ 2,893,140
                                                                    ===========
Class A shares
  Net assets ....................................................   $ 2,893,140
                                                                    ===========
  Shares of capital stock outstanding ...........................       313,226
                                                                    ===========
  Net asset value per share .....................................   $      9.24
                                                                    ===========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

SHORT-TERM MULTI-MARKET PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2000 (unaudited)
                                          Alliance Variable Products Series Fund
================================================================================

INVESTMENT INCOME
  Interest ......................................................   $   108,647
                                                                    -----------

EXPENSES
  Advisory fee ..................................................         9,501
  Administrative ................................................        31,500
  Custodian .....................................................        27,992
  Printing ......................................................         2,450
  Directors' fees ...............................................         1,073
  Transfer agency ...............................................           458
  Audit and legal ...............................................           260
  Miscellaneous .................................................         1,353
                                                                    -----------
  Total expenses ................................................        74,587
  Less: expenses waived and reimbursed ..........................       (58,176)
                                                                    -----------
  Net expenses ..................................................        16,411
                                                                    -----------
  Net investment income .........................................        92,236
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS
  Net realized loss on investment transactions ..................       (34,686)
  Net realized gain on written options transactions .............           336
  Net realized gain on foreign currency transactions ............        37,732
  Net change in unrealized appreciation/depreciation of:
    Investments .................................................       (14,812)
    Foreign currency denominated assets and liabilities .........       (39,049)
                                                                    -----------
  Net loss on investments, options and foreign currency
    transactions ................................................       (50,479)
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......................   $    41,757
                                                                    ===========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

SHORT-TERM MULTI-MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS        Alliance Variable Products Series Fund
================================================================================

                                                        Six Months Ended   Year Ended
                                                          June 30, 2000    December 31,
                                                           (unaudited)        1999
                                                           -----------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income ...............................   $    92,236    $   317,303
  Net realized gain (loss) on investments, options and
  foreign currency transactions .......................         3,382        (85,147)
  Net change in unrealized appreciation/depreciation of
    investments and foreign currency denominated
    assets and liabilities                                    (53,861)       (15,456)
                                                          -----------    -----------
  Net increase in net assets from operations ..........        41,757        216,700
DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income
    Class A ...........................................      (246,152)      (333,118)
CAPITAL STOCK TRANSACTIONS
  Net decrease ........................................    (1,318,331)    (1,936,540)
                                                          -----------    -----------
  Total decrease ......................................    (1,522,726)    (2,052,958)
NET ASSETS
  Beginning of period .................................     4,415,866      6,468,824
                                                          -----------    -----------
  End of period (including undistributed net
    investment income of $46,872 and $200,788,
    respectively) .....................................   $ 2,893,140    $ 4,415,866
                                                          ===========    ===========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

SHORT-TERM MULTI-MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

NOTE A: Significant Accounting Policies

The Short-Term Multi-Market Portfolio (the "Portfolio") is a series of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek the highest level of current income, consistent with what the Alliance considers to be prudent investment risk, that is available from a portfolio of high quality debt securities having remaining maturities of not more than three years. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund had no operations prior to November 28, 1990. The Fund offers nineteen separately managed pools of assets which have differing investment objectives and policies. The Fund currently issues shares of the Conservative Investors Portfolio, Growth Investors Portfolio, Total Return Portfolio, Growth and Income Portfolio, Growth Portfolio, International Portfolio, Premier Growth Portfolio, Quasar Portfolio, Real Estate Investment Portfolio, Technology Portfolio, Utility Income Portfolio, Worldwide Privatization Portfolio, Global Bond Portfolio, Global Dollar Government Portfolio, High-Yield Portfolio, North American Government Income Portfolio, Short-Term Multi-Market Portfolio, U.S. Government/High Grade Securities Portfolio and Money Market Portfolio (the "Portfolios"). On January 5, 1999, the creation of a second class of shares, Class B shares, was approved by the Board of Directors. The Fund offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan. As of June 30, 2000, the following Portfolios had Class B shares issued and outstanding: Growth and Income Portfolio, Growth Portfolio, Premier Growth Portfolio, Technology Portfolio, Global Bond Portfolio, U.S. Government/High Grade Securities Portfolio and Money Market Portfolio.

The Fund offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at each Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc., are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

Securities in which the Money Market Portfolio invests are valued at amortized cost which approximates fair value, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a straight-line basis to maturity.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

The Portfolios isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Net realized gains and losses on foreign currency transactions represent foreign exchange gains and losses from

SHORT-TERM MULTI-MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

sales and maturities of securities and forward exchange currency contracts, holdings of foreign currencies, exchange gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign witholding tax reclaims recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Fund accretes discounts as adjustments to interest income and in the case of the Money Market Portfolio, amortizes premium as well. Investment gains and losses are determined on the identified cost basis.

5. Dividends and Distributions

Each Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually, except for dividends on the Money Market Portfolio, which are declared daily and paid monthly. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annualized rate of .55% of the Portfolio's average daily net assets.

During the six months ended June 30, 2000, the Adviser agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit total operating expenses on an annual basis to .95% and 1.20% of the average daily net assets for Class A and Class B shares, respectively. Expense waivers/reimbursements, if any, are accrued daily and paid monthly. For the six months ended June 30, 2000, such waivers/reimbursements amounted to $58,176.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. For the six months ended June 30, 2000, the Fund paid a total of $9,000 which was allocated evenly among the Portfolios.

--------------------------------------------------------------------------------

NOTE C: Distribution Plan

The Portfolios have each adopted a Plan for Class B shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a "Plan" and collectively the "Plans"). Under the Plans, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .50% of each portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limit payments under the Plan to .25% of each Portfolio's average daily net assets attributable to Class B shares. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolios are not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plans is to compensate the Distributor for its distribution services with respect to the sale of each Portfolio's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this

                                          Alliance Variable Products Series Fund
================================================================================

reason, the Plans are characterized by the staff of the Commission as being of the "compensation" variety.

In the event that a Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Portfolios to the Distributor with respect to the relevant Plan.

The Plan also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2000, were as follows:

Purchases:
Stocks and debt obligations....................................  $  562,186
U.S. government and agencies...................................          -0-
Sales:
Stocks and debt obligations....................................  $1,625,823
U.S. government and agencies...................................     398,426

At June 30, 2000, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation..................................  $       -0-
Gross unrealized depreciation..................................    (124,565)
                                                                 ----------
Net unrealized depreciation....................................  $ (124,565)
                                                                 ==========

At December 31, 1999, for federal income tax purposes, the Portfolio had net capital loss carryforwards of $1,184,755, of which $5,518 expires in the year 2000, $150,822 expires in the year 2002, $941,593 expires in the year 2003, $32,651 expires in the year 2005, $5,112 expires in the year 2006 and $49,059 expires in the year 2007.

1. Forward Exchange Currency Contracts

All Portfolios (except for the Global Dollar Government Portfolio, U.S. Government/High Grade Securities Portfolio and Money Market Portfolio) may enter into forward exchange currency contracts to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.

The Portfolios may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio.

Each Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having an approximate value equal to the aggregate amount of the respective portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure each Portfolio has in that particular currency contract.

SHORT-TERM MULTI-MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

At June 30, 2000, the Portfolio had outstanding forward exchange currency contracts as follows:

                                                                 Contract      U.S. $ Value on          U.S. $         Unrealized
                                                                  Amount        Origination            Current        Appreciation
                                                                   (000)            Date                Value        (Depreciation)
                                                                -----------     -----------          -----------      -------------
Forward Exchange Currency
Buy Contract
Pound Sterling, settling 8/08/00 ..................                 179           $ 269,361           $ 271,346          $   1,985

Forward Exchange Currency
Sale Contracts
Euro, settling 8/21/00 ............................                 204             195,234             195,384               (150)
Euro, settling 8/21/00 ............................               1,051             994,845           1,007,007            (12,162)
Pound Sterling, settling 8/08/00 ..................                 182             275,082             276,218             (1,136)
Swedish Krona, settling 7/17/00 ...................                 912             105,721             103,584              2,137
                                                                                                                         ---------
                                                                                                                         $  (9,326)
                                                                                                                         =========

2. Option Transactions

For hedging and investment purposes, all Portfolios (except for the Money Market Portfolio) may purchase and write call options and purchase put options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from which written options expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Transactions in options written for the six months ended June 30, 2000, were as follows:

                                                     Number of
                                                     Contracts    Premiums
                                                    -----------  -----------

Options outstanding at beginning of the period...           -0-  $       -0-
Options written..................................       80,000          336
Options terminated in closing purchase transactions    (80,000)        (336)
                                                    ----------   ----------
Options outstanding at June 30, 2000.............           -0-  $       -0-
                                                    ==========   ==========

                                          Alliance Variable Products Series Fund
================================================================================

NOTE E: Capital Stock

There are 20,000,000,000 shares of capital stock, $.001 par value per share of the Fund authorized divided into two classes, designated Class A and Class B. Each class consists of 10,000,000,000 authorized shares. Transactions in capital stock were as follows:

                                                       --------------------------------------   ------------------------------------
                                                                       Shares                                 Amount
                                                       --------------------------------------   ------------------------------------
                                                       Six Months Ended       Year Ended        Six Months Ended     Year Ended June
                                                         June 30, 2000        December 31,        June 30, 2000        December 31,
                                                          (unaudited)            1999              (unaudited)             1999
                                                          -----------         -----------          -----------          -----------
Class A
Shares sold ....................................              12,288              150,040          $   122,023          $ 1,514,086
Shares issued in reinvestment of
  dividends ....................................              26,727               34,201              246,152              333,119
Shares redeemed ................................            (171,585)            (378,700)          (1,686,506)          (3,783,745)
                                                         -----------          -----------          -----------          -----------
Net decrease ...................................            (132,570)            (194,459)         $(1,318,331)         $(1,936,540)
                                                         ===========          ===========          ===========          ===========

--------------------------------------------------------------------------------

NOTE F: Concentration of Risk

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

--------------------------------------------------------------------------------

NOTE G:Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended June 30, 2000.

SHORT-TERM MULTI-MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS                      Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                               ---------------------------------------------------------------------------------
                                                                                Class A
                                               ---------------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                             Year Ended December 31,
                                               June 30, 2000  -----------------------------------------------------------------
                                                (unaudited)      1999           1998        1997           1996         1995
                                               ------------- ----------     ---------     --------      --------      --------
Net asset value, beginning of period ........   $   9.91      $  10.10      $  10.57      $  10.73      $  10.58      $   9.91
                                                --------      --------      --------      --------      --------      --------
Income From Investment Operations
Net investment income (a)(b) ................        .26           .51           .61           .59           .64           .82
Net realized and unrealized gain (loss)
  on investments, options and foreign
  currency transactions .....................       (.13)         (.16)          .03          (.11)          .33          (.15)
                                                --------      --------      --------      --------      --------      --------
Net increase in net asset value from
  operations ................................        .13           .35           .64           .48           .97           .67
                                                --------      --------      --------      --------      --------      --------
Less: Dividends
Dividends from net investment income ........       (.80)         (.54)        (1.11)         (.64)         (.82)           -0-
                                                --------      --------      --------      --------      --------      --------
Net asset value, end of period ..............   $   9.24      $   9.91      $  10.10      $  10.57      $  10.73      $  10.58
                                                ========      ========      ========      ========      ========      ========
Total Return
Total investment return based on
  net asset value (c) .......................       1.29%         3.51%         6.32%         4.59%         9.57%         6.76%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...........................   $  2,893      $  4,416      $  6,469      $  6,489      $  7,112      $  3,152
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements ..........................        .95%(d)       .95%          .94%          .94%          .95%          .95%
  Expenses, before waivers and
    reimbursements ..........................       4.32%(d)      2.65%         2.69%         1.42%         2.09%         1.30%
  Net investment income (a) .................       5.34%(d)      5.09%         5.94%         5.50%         6.03%         8.22
Portfolio turnover rate .....................         17%          123%           18%          222%          159%          379%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b)   Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

                                          Alliance Variable Products Series Fund
================================================================================

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Dr. James M. Hester (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Andrew Aran, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Gregory Dube, Senior Vice President
Alfred L. Harrison, Senior Vice President
Nelson Jantzen, Senior Vice President
Wayne D. Lyski, Senior Vice President
Raymond J. Papera, Senior Vice President
Peter Anastos, Vice President
Bruce K. Aronow, Vice President
Edward Baker, Vice President
Thomas J. Bardong, Vice President
Matthew Bloom, Vice President
Mark H. Breedon, Vice President
Russell Brody, Vice President
Nicholas D.P. Carn, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Vicki L. Fuller, Vice President
F. Jeanne Goetz, Vice President
Gerald T. Malone, Vice President
Michael Mon, Vice President
Douglas J. Peebles, Vice President
Daniel G. Pine, Vice President
Paul C. Rissman, Vice President
Tyler J. Smith, Vice President
Jean Van De Walle, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

--------------------------------------------------------------------------------

(1) Member of the Audit Committee.


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